Accounts Receivable (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Bad debt expense	$ 0	$ 0	$ 0